Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
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Changes in the Allowance for Loan Losses and Loan Balances Outstanding

The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2015 and December 31, 2014. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

	Beginning balance	Charge-offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2015
Commercial & Agriculture	$1,819	$(190)	$182	$(333)	$1,478
Commercial Real Estate:
Owner Occupied	2,221	(523)	187	582	2,467
Non-Owner Occupied	4,334	(81)	115	289	4,657
Residential Real Estate	3,747	(1,135)	331	1,143	4,086
Real Estate Construction	428	—	5	(62)	371
Farm Real Estate	822	—	76	(360)	538
Consumer and Other	200	(120)	46	256	382
Unallocated	697	—	—	(315)	382

Total	$14,268	$(2,049)	$942	$1,200	$14,361

	Beginning balance	Charge-offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2014
Commercial & Agriculture	$2,838	$(338)	$251	$(932)	$1,819
Commercial Real Estate:
Owner Occupied	2,931	(1,661)	360	591	2,221
Non-Owner Occupied	3,888	(198)	50	594	4,334
Residential Real Estate	5,224	(2,449)	293	679	3,747
Real Estate Construction	184	—	6	238	428
Farm Real Estate	740	—	—	82	822
Consumer and Other	217	(135)	61	57	200
Unallocated	506	—	—	191	697

Total	$16,528	$(4,781)	$1,021	$1,500	$14,268

	Beginning balance	Charge- offs	Recoveries	Provision	Ending Balance
Allowance for loan losses:
December 31, 2013
Commercial & Agriculture	$2,811	$(483)	$141	$369	$2,838
Commercial Real Estate:
Owner Occupied	4,565	(989)	265	(910)	2,931
Non-Owner Occupied	4,942	(815)	184	(423)	3,888
Residential Real Estate	5,780	(2,800)	391	1,853	5,224
Real Estate Construction	349	(136)	108	(137)	184
Farm Real Estate	632	(107)	67	148	740
Consumer and Other	246	(220)	80	111	217
Unallocated	417	—	—	89	506

Total	$19,742	$(5,550)	$1,236	$1,100	$16,528

	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
December 31, 2015
Allowance for loan losses:

Commercial & Agriculture	$—	$23	$1,455	$1,478
Commercial Real Estate:
Owner Occupied	—	103	2,364	2,467
Non-Owner Occupied	—	—	4,657	4,657
Residential Real Estate	123	137	3,826	4,086
Real Estate Construction	—	—	371	371
Farm Real Estate	—	—	538	538
Consumer and Other	—	—	382	382
Unallocated	—	—	382	382

Total	$123	$263	$13,975	$14,361

Outstanding loan balances:

Commercial & Agriculture	$132	$873	$123,397	$124,402
Commercial Real Estate:
Owner Occupied	—	2,141	165,756	167,897
Non-Owner Occupied	—	1,742	346,697	348,439
Residential Real Estate	131	1,642	234,565	236,338
Real Estate Construction	—	—	58,898	58,898
Farm Real Estate	—	953	46,040	46,993
Consumer and Other	—	3	18,557	18,560

Total	$263	$7,354	$993,910	$1,001,527

	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
December 31, 2014
Allowance for loan losses:

Commercial & Agriculture	$—	$641	$1,178	$1,819
Commercial Real Estate:
Owner Occupied	—	4	2,217	2,221
Non-Owner Occupied	—	20	4,314	4,334
Residential Real Estate	—	305	3,442	3,747
Real Estate Construction	—	—	428	428
Farm Real Estate	—	53	769	822
Consumer and Other	—	—	200	200
Unallocated	—	—	697	697

Total	$—	$1,023	$13,245	$14,268

Outstanding loan balances:

Commercial & Agriculture	$—	$2,304	$110,961	$113,265
Commercial Real Estate:
Owner Occupied	—	3,348	139,666	143,014
Non-Owner Occupied	—	2,176	306,490	308,666
Residential Real Estate	—	3,108	211,429	214,537
Real Estate Construction	—	—	65,452	65,452
Farm Real Estate	—	208	53,765	53,973
Consumer and Other	—	5	15,945	15,950

Total	$—	$11,149	$903,708	$914,857

Credit Exposures by Internally Assigned Grades

	Pass	Special Mention	Substandard	Doubtful	Ending Balance
December 31, 2015
Commercial & Agriculture	$117,739	$3,090	$3,573	$—	$124,402
Commercial Real Estate:
Owner Occupied	156,622	5,571	5,704	—	167,897
Non-Owner Occupied	339,734	6,100	2,605	—	348,439
Residential Real Estate	62,147	1,671	7,435	—	71,253
Real Estate Construction	52,399	216	29	—	52,644
Farm Real Estate	39,787	4,024	3,182	—	46,993
Consumer and Other	1,987	3	111	—	2,101

Total	$770,415	$20,675	$22,639	$—	$813,729

	Pass	Special Mention	Substandard	Doubtful	Ending Balance
December 31, 2014
Commercial & Agriculture	$106,989	$3,446	$2,830	$—	$113,265
Commercial Real Estate:
Owner Occupied	129,849	4,378	8,787	—	143,014
Non-Owner Occupied	299,167	5,682	3,817	—	308,666
Residential Real Estate	49,249	697	8,833	—	58,779
Real Estate Construction	59,584	19	41	—	59,644
Farm Real Estate	51,416	1,737	820	—	53,973
Consumer and Other	1,567	—	53	—	1,620

Total	$697,821	$15,959	$25,181	$—	$738,961

Performing and Nonperforming Loans

Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2015

Performing	$165,048	$6,254	$16,458	$187,760
Nonperforming	37	—	1	38

Total	$165,085	$6,254	$16,459	$187,798

	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
December 31, 2014
Performing	$155,758	$5,808	$14,312	$175,878
Nonperforming	—	—	18	18

Total	$155,758	$5,808	$14,330	$175,896

Aging Analysis of Past Due Loans

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2015 and 2014.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
December 31, 2015
Commercial & Agriculture	$9	$32	$37	$78	$124,324	$124,402	$—
Commercial Real Estate:
Owner Occupied	982	36	284	1,302	166,595	167,897	—
Non-Owner Occupied	269	330	123	722	347,717	348,439	—
Residential Real Estate	2,845	404	1,725	4,974	231,364	236,338	—
Real Estate Construction	8	—	—	8	58,890	58,898	—
Farm Real Estate	—	—	—	—	46,993	46,993	—
Consumer and Other	98	68	8	174	18,386	18,560	—

Total	$4,211	$870	$2,177	$7,258	$994,269	$1,001,527	$—

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
December 31, 2014
Commercial & Agriculture	$58	$—	$187	$245	$113,020	$113,265	$—
Commercial Real Estate:	622	251	656	1,529	141,485	143,014	—
Owner Occupied
Non-Owner Occupied	520	5	2,103	2,628	306,038	308,666	—
Residential Real Estate	1,923	721	2,177	4,821	209,716	214,537	—
Real Estate Construction	33	—	8	41	65,411	65,452	—
Farm Real Estate	—	—	171	171	53,802	53,973	—
Consumer and Other	131	9	37	177	15,773	15,950	18

Total	$3,287	$986	$5,339	$9,612	$905,245	$914,857	$18

Summary of Nonaccrual Loans

The following table presents loans on nonaccrual status as of December 31, 2015 and 2014.

	2015	2014
Commercial & Agriculture	$1,185	$1,264
Commercial Real Estate:
Owner Occupied	1,645	3,403
Non-Owner Occupied	1,428	2,134
Residential Real Estate	4,542	6,280
Real Estate Construction	29	41
Farm Real Estate	961	394
Consumer and Other	100	42

Total	$9,890	$13,558

Schedule of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2015, 2014 and 2013 were as follows:

For the Twelve Month Period Ended December 31, 2015
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	1	41	41
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	1	$41	$41

For the Twelve Month Period Ended December 31, 2014
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	9	619	554
Real Estate Construction	1	35	35
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	10	$654	$589

For the Twelve Month Period Ended December 31, 2013
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	2	547	547
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	2	$547	$547

Impaired Financing Receivables

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable, as of December 31, 2015 and 2014.

	December 31, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$851	$1,034		$1,377	$1,504
Commercial Real Estate:
Owner Occupied	1,224	1,343		2,961	3,327
Non-Owner Occupied	1,742	1,826		92	140
Residential Real Estate	965	1,591		1,893	3,487
Farm Real Estate	953	1,026		—	—
Consumer and Other	3	3		5	5

Total	5,738	6,823		6,328	8,463

With an allowance recorded:
Commercial & Agriculture	22	23	$23	927	1,056	$641
Commercial Real Estate:
Owner Occupied	917	999	103	388	387	4
Non-Owner Occupied	—	—	—	2,083	2,287	20
Residential Real Estate	808	683	260	1,215	1,223	305
Farm Real Estate	—	—	—	208	256	53

Total	1,747	1,705	386	4,821	5,209	1,023

Total:
Commercial & Agriculture	873	1,057	23	2,304	2,560	641
Commercial Real Estate:
Owner Occupied	2,141	2,342	103	3,349	3,714	4
Non-Owner Occupied	1,742	1,826	—	2,175	2,427	20
Residential Real Estate	1,773	2,274	260	3,108	4,710	305
Farm Real Estate	953	1,026	—	208	256	53
Consumer and Other	3	3	—	5	5	—

Total	$7,485	$8,528	$386	$11,149	$13,672	$1,023

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2015, 2014 and 2013.

	December 31, 2015		December 31, 2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
For the year ended:
Commercial & Agriculture	$1,519	$72	$3,316	$104
Commercial Real Estate:
Owner Occupied	2,738	139	5,720	200
Non-Owner Occupied	1,946	32	2,767	40
Residential Real Estate	2,544	152	3,291	207
Real Estate Construction	16	—	—	—
Farm Real Estate	653	56	219	19
Consumer and Other	4	—	6	—

Total	$9,420	$451	$15,319	$570

	December 31, 2013
	Average Recorded Investment	Interest Income Recognized
For the year ended:
Commercial & Agriculture	$4,761	$186
Commercial Real Estate:
Owner Occupied	6,065	417
Non-Owner Occupied	5,855	85
Residential Real Estate	4,792	282
Real Estate Construction	302	—
Farm Real Estate	246	19
Consumer and Other	30	—

Total	$22,051	$989

Schedule of Changes in Amortized Yield for Purchased Credit Impaired Loans

Changes in the amortizable yield for purchased credit-impaired loans were as follows for the year ended December 31, 2015:

At December 31, 2015
(In Thousands)
Balance at beginning of period	$—
Acquisition of impaired loans	140
Accretion	(60)

Balance at end of period	$80

Components of Purchase Accounting Adjustments, Loans Acquired with Credit Deterioration

The table below presents the components of the purchase accounting adjustments.

March 6, 2015
Contractually required payments	$1,305
Non-accretable discount	(691)

Expected cash flows	614
Accretable discount	(140)

Estimated fair value	$474

Schedule of Loans Acquired and Accounted

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At March 6, 2015	At December 31, 2015
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$1,305	$965
Carrying amount	474	263